INCOME TAXES - Schedule of Changes in Valuation Allowances (Details) - First Energy [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Carry Forward Valuation Reserve
Beginning of year balance	$ 240	$ 226	$ 440
Charged to income	5	14	(214)
Charged to other accounts	0	0	0
Write-offs	0	0	0
End of year balance	$ 245	$ 240	$ 226